Business Combination (Details) - Schedule of Business Acquisitions, by Acquisition - OpCo [Member] $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Business Acquisition [Line Items]
Pre-combination vesting of modified Profits Interests	$ 325
Pre-combination vesting of unmodified Profits Interests	651
Consideration Transferred to Sellers	975
Class A OpCo Units – non-controlling interests	1,785,283
Fair value of total consideration transferred	$ 1,786,258